Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended				12 Months Ended				1 Months Ended	0 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended			12 Months Ended											3 Months Ended	12 Months Ended		12 Months Ended							12 Months Ended					3 Months Ended								12 Months Ended						3 Months Ended		3 Months Ended
	Jul. 31, 2013 Segment	Mar. 31, 2014	Sep. 30, 2013	Mar. 31, 2013 Segment	Sep. 30, 2012	Dec. 31, 2013 Segment	Dec. 31, 2012	Dec. 31, 2011	Jul. 01, 2013	Jul. 31, 2013 Reporting units where the excess of estimated fair value over carrying value was more than 15% of carrying value Segment	Jul. 01, 2012 Step One Test [Member] Segment	Jul. 01, 2013 Step One Test [Member]	Jul. 01, 2012 Step One Test [Member]	Dec. 31, 2012 Availability Services	Mar. 31, 2014 50 Basis Point Decrease in Assumed Royalty Rate	Dec. 31, 2013 50 Basis Point Decrease in Assumed Royalty Rate	Mar. 31, 2014 100 Basis Point Decrease in Assumed Royalty Rate	Dec. 31, 2013 100 Basis Point Decrease in Assumed Royalty Rate	Mar. 31, 2014 50 Basis Point Increase in Discount Rate	Dec. 31, 2013 50 Basis Point Increase in Discount Rate	Mar. 31, 2014 100 Basis Point Increase in Discount Rate	Dec. 31, 2013 Change	Dec. 31, 2012 Change	Dec. 31, 2013 Customer base	Dec. 31, 2012 Customer base	Dec. 31, 2011 Customer base	Dec. 31, 2013 Computer Software, Intangible Asset	Dec. 31, 2012 Computer Software, Intangible Asset	Dec. 31, 2011 Computer Software, Intangible Asset	Dec. 31, 2013 Property And Equipment	Dec. 31, 2012 Property And Equipment	Dec. 31, 2011 Property And Equipment	Dec. 31, 2012 Segment, Discontinued Operations	Dec. 31, 2011 Segment, Discontinued Operations	Mar. 31, 2014 Segment, Discontinued Operations Availability Services	Dec. 31, 2013 Minimum	Dec. 31, 2012 Minimum	Dec. 31, 2013 Minimum Noncompete Agreements	Dec. 31, 2013 Minimum Customer base	Dec. 31, 2013 Minimum Computer Software, Intangible Asset	Dec. 31, 2013 Minimum Equipment	Dec. 31, 2013 Minimum Building and Building Improvements	Dec. 31, 2013 Maximum	Dec. 31, 2012 Maximum	Dec. 31, 2013 Maximum Noncompete Agreements	Dec. 31, 2013 Maximum Customer base	Dec. 31, 2013 Maximum Computer Software, Intangible Asset	Dec. 31, 2013 Maximum Equipment	Dec. 31, 2013 Maximum Building and Building Improvements	Mar. 31, 2014 Subsequent Event Availability Services	Mar. 31, 2014 Subsequent Event 50 Basis Point Decrease in Assumed Royalty Rate	Mar. 31, 2014 Subsequent Event 100 Basis Point Decrease in Assumed Royalty Rate	Mar. 31, 2014 Subsequent Event 50 Basis Point Increase in Discount Rate	Mar. 31, 2014 Subsequent Event 100 Basis Point Increase in Discount Rate	Mar. 31, 2014 Subsequent Event Changes Measurement	Dec. 31, 2011 Adjustments	Dec. 31, 2009 Adjustments	Dec. 31, 2011 Restatement Adjustment	Dec. 31, 2010 Restatement Adjustment	Dec. 31, 2009 Restatement Adjustment	Dec. 31, 2011 Restatement Adjustment Segment, Discontinued Operations	Dec. 31, 2010 Restatement Adjustment Segment, Discontinued Operations	Dec. 31, 2009 Restatement Adjustment Segment, Discontinued Operations	Mar. 31, 2014 SpinCo	Mar. 31, 2014 SpinCo SunGard Capital Corp. II	Mar. 31, 2014 SpinCo Subsequent Event	Mar. 31, 2014 SpinCo Subsequent Event SunGard Capital Corp. II
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Total assets		$ 6,449				$ 9,774	$ 10,018															$ (7)	$ (6)
Total liabilities		6,280				8,953	9,302															(7)	(6)
Senior notes																																																																425		425
Proceeds from issuance of debt																																																																1,005		1,005
Ownership percentage																																																																	100.00%		100.00%
Number of reportable segments				2		2
Undelivered elements, fair value of maintenance as a percentage of software license fee																																				18.00%							20.00%
Investments classified as cash and cash equivalent, original maturities																																											3 months
Property and equipment, estimated useful lives																																									3 years	10 years						8 years	40 years
Depreciation and amortization																														63	62	60
Finite-lived intangible asset, useful life																																						3 years		3 years					5 years		12 years
Finite-lived intangible asset, Average useful life																											9 years
Amortization of software products																											160	184	218
Software development, costs expensed																											196	219	224
Software development, costs capitalized																											41	22	10
Acquired finite-lived intangible asset, useful life																								14 years															3 years							18 years
Amortization of acquired intangible assets		43		48		182	217	260																61	63	68
Excess of the estimated fair value over carrying value, trade name			6.00%
Trade Name impairment loss for a percent change in the assumed royalty rate or discount rate		339													133	156	265	372	14	51	28																														133	265	14	28	339
Royalty-free period																																			2 years															2 years
Right-to-use asset																																			8															8
Number of reporting units	11									5	6
Excess of the estimated fair value over carrying value									9.00%			25.00%	25.00%
Assumptions used in estimating the fair value of a reporting unit for annual goodwill impairment test, discount rates																																				9.00%	10.00%						13.50%	12.00%
Assumptions used in estimating the fair value of a reporting unit for annual goodwill impairment test, perpetual growth rates																																				1.50%	3.00%						4.00%	4.00%
Goodwill		3,827				3,828	3,812	3,777	527					529																																										64	114
Goodwill impairment charge					385		385	12																									385	39																									12		39	3	36
Deferred tax liability																																																								64	114
Assets held for sale																																																										50
Benefit from (provision for) income taxes		$ 101		$ 17		$ (26)	$ 49	$ 145																																																		$ 48		$ 35
Recognized income tax position minimum percentage of likely of being realized for measurement																																				50.00%